Fair Value - Changes in Fair Value Levels and in Level 3 Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value
Asset transfers out of Level 1 into Level 2	$ 0	$ 0	$ 0	$ 0
Asset transfers out of Level 2 into Level 1	0	0	0	0
Asset transfers into (out of) Level 3	0	0	0	0
Liability transfers out of Level 1 into Level 2	0	0	0	0
Liability transfers out of Level 2 into Level 1	0	0	0	0
Liability transfers into (out of) Level 3	$ 0	$ 0	$ 0	$ 0